UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 24.4%
Advertising Agencies - 1.5%
National CineMedia, Inc.	363,170	$5,810,720

Casinos & Gambling - 1.0%
WMS Industries, Inc. (a)	93,200	3,726,136

Diversified Media - 1.2%
Discovery Communications, Inc.-Class A (a)	161,100	4,430,250

Diversified Retail - 1.6%
Dollar Tree, Inc. (a)	137,900	6,223,427

Education Services - 2.7%
Corinthian Colleges, Inc. (a)	298,300	4,731,038
Strayer Education, Inc.	26,600	5,399,002

		10,130,040

Hotel/Motel - 1.0%
Orient-Express Hotels Ltd.-Class A (a)	449,800	3,868,280

Household Furnishings - 1.8%
Tempur-Pedic International, Inc. (a)	345,800	6,698,146

Printing & Copying Services - 1.9%
VistaPrint Ltd. (a)	140,590	7,177,120

Restaurants - 0.4%
Panera Bread Co.-Class A (a)	23,500	1,409,530

Specialty Retail - 7.5%
American Eagle Outfitters, Inc.	288,100	5,038,869
Carmax, Inc. (a)	147,400	2,899,358
Dick’s Sporting Goods, Inc. (a)	252,600	5,731,494
NetFlix, Inc. (a)	95,600	5,109,820
Ross Stores, Inc.	124,200	5,466,042
Williams-Sonoma, Inc.	238,800	4,484,664

		28,730,247

Textiles, Apparel & Shoes - 2.5%
Carter’s, Inc. (a)	179,000	4,224,400
J Crew Group, Inc. (a)	133,100	5,427,818

		9,652,218

Wholesale & International Trade - 1.3%
LKQ Corp. (a)	294,900	5,092,923

		92,949,037

Health Care - 19.2%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	108,000	4,796,280
Dendreon Corp. (a)	164,500	4,156,915
Human Genome Sciences, Inc. (a)	141,500	2,644,635

Onyx Pharmaceuticals, Inc. (a)	170,600	4,537,960
Regeneron Pharmaceuticals, Inc. (a)	95,600	1,500,920
Seattle Genetics, Inc. (a)	94,900	861,692

		18,498,402

Health Care Services - 3.6%
athenahealth, Inc. (a)	119,500	4,494,395
Emergency Medical Services Corp. (a)	35,200	1,690,304
HMS Holdings Corp. (a)	174,100	7,474,113

		13,658,812

Medical & Dental Instruments & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	47,100	3,623,874
NuVasive, Inc. (a)	128,300	4,656,007
Resmed, Inc. (a)	110,700	5,447,547

		13,727,428

Medical Equipment - 2.2%
Illumina, Inc. (a)	137,200	4,404,120
Masimo Corp. (a)	147,400	3,916,418

		8,320,538

Pharmaceuticals - 5.0%
Medicis Pharmaceutical Corp.	185,300	3,922,801
Qiagen NV (a)	327,000	6,811,410
United Therapeutics Corp. (a)	92,800	3,947,712
Vertex Pharmaceuticals, Inc. (a)	131,800	4,423,208

		19,105,131

		73,310,311

Technology - 18.6%
Communications Technology - 2.3%
Brocade Communications Systems, Inc. (a)	304,400	2,611,752
Ciena Corp. (a)	251,200	2,946,576
Riverbed Technology, Inc. (a)	156,000	3,196,440

		8,754,768

Computer Services Software & Systems - 6.7%
Blue Coat Systems, Inc. (a)	232,800	5,186,784
Cognizant Technology Solutions Corp.-Class A (a)	90,800	3,509,420
F5 Networks, Inc. (a)	138,700	6,226,243
Red Hat, Inc. (a)	217,740	5,619,869
TIBCO Software, Inc. (a)	580,200	5,076,750

		25,619,066

Production Technology Equipment - 1.9%
Cymer, Inc. (a)	102,200	3,499,328
Veeco Instruments, Inc. (a)	161,100	3,922,785

		7,422,113

Semiconductors & Component - 6.6%
Atheros Communications, Inc. (a)	120,800	2,974,096
Fairchild Semiconductor International, Inc.-Class A (a)	654,600	4,896,408
Hittite Microwave Corp. (a)	91,500	3,367,200
Micron Technology, Inc. (a)	421,500	2,861,985
ON Semiconductor Corp. (a)	825,300	5,521,257
PMC - Sierra, Inc. (a)	374,100	3,187,332
Skyworks Solutions, Inc. (a)	210,900	2,199,687

		25,007,965

Telecommunications Equipment - 1.1%
SBA Communications Corp.-Class A (a)	153,000	4,316,130

		71,120,042

Producer Durables - 15.3%
Machinery: Industrial - 2.4%
Actuant Corp.-Class A	238,100	3,716,741
Joy Global, Inc.	108,500	5,469,485

		9,186,226

Machinery: Specialty - 1.4%
Bucyrus International, Inc.-Class A	120,300	5,343,726

Machinery: Tools - 1.2%
Lincoln Electric Holdings, Inc.	97,800	4,639,632

Railroads - 1.6%
Genesee & Wyoming, Inc.-Class A (a)	76,700	2,225,067
Railamerica, Inc. (a)	317,800	3,740,506

		5,965,573

Scientific Instruments: Control & Filter - 1.1%
IDEX Corp.	148,100	4,210,483

Scientific Instruments: Electrical - 4.0%
Ametek, Inc.	167,200	5,833,608
Baldor Electric Co.	221,150	5,716,728
EnerSys (a)	174,100	3,847,610

		15,397,946

Scientific Instruments: Pollution Control - 0.9%
Stericycle, Inc. (a)	68,930	3,609,864

Shipping - 1.0%
Kirby Corp. (a)	107,400	3,630,120

Transportation Misc - 1.0%
Expeditors International of Washington, Inc.	114,000	3,673,080

Truckers - 0.7%
Knight Transportation, Inc.	176,300	2,827,852

		58,484,502

Financial Services - 9.4%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc. (a)	73,900	4,691,911

Banks: Diversified - 0.5%
PrivateBancorp, Inc.	211,700	1,932,821

Banks: Savings, Thrift & Mortgage Lending - 1.3%
People’s United Financial, Inc.	298,300	4,781,749

Diversified Financial Services - 3.8%
Greenhill & Co., Inc.	50,000	4,311,500
Lazard Ltd.-Class A	159,700	6,028,675
Stifel Financial Corp. (a)	81,900	4,255,524

		14,595,699

Financial Data & Systems - 2.6%
Alliance Data Systems Corp. (a)	61,500	3,381,270
CyberSource Corp. (a)	406,100	6,651,918

		10,033,188

		36,035,368

Energy - 5.8%
Oil Well Equipment & Services - 3.7%
Complete Production Services, Inc. (a)	377,000	3,592,810
FMC Technologies, Inc. (a)	82,800	4,355,280
Oceaneering International, Inc. (a)	54,100	2,764,510
Superior Energy Services, Inc. (a)	154,200	3,332,262

		14,044,862

Oil: Crude Producers - 2.1%
Cabot Oil & Gas Corp.	98,600	3,793,142
Newfield Exploration Co. (a)	104,900	4,302,998

		8,096,140

		22,141,002

Materials & Processing - 4.5%
Building Materials - 0.8%
Simpson Manufacturing Co., Inc.	124,100	2,902,699

Chemicals: Diversified - 1.8%
Airgas, Inc.	91,500	4,058,940
Solutia, Inc. (a)	258,300	2,841,300

		6,900,240

Diversified Materials & Processing - 1.0%
Hexcel Corp. (a)	347,800	3,825,800

Metal Fabricating - 0.9%
Valmont Industries, Inc.	47,100	3,403,917

		17,032,656

Consumer Staples - 1.3%
Beverage: Soft Drinks - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	73,700	4,904,735

Utilities - 0.8%
Utilities: Telecommunications - 0.8%
tw telecom, Inc. (a)	251,700	3,171,420

Total Common Stocks (cost $307,985,875)		379,149,073

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.11% (b) (cost $2,612,360)	2,612,360	2,612,360

Total Investments - 100.0% (cost $310,598,235) (c)		381,761,433
Other assets less liabilities - 0.0%		101,400

Net Assets - 100.0%		$381,862,833

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,580,717 and gross unrealized depreciation of investments was $(10,417,519), resulting in net unrealized appreciation of $71,163,198.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

October 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$379,149,073	$—	$—	$379,149,073
Short-Term Investments	2,612,360	—	—	2,612,360

Total Investments in Securities	381,761,433	—	—	381,761,433
Other Financial Instruments*	—	—	—	—

Total	$381,761,433	$—	$—	$381,761,433

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: December 24, 2009